Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 20, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962) on behalf of Eaton Vance Balanced Fund and Eaton Vance Global Small-Cap Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated January 4, 2016 to the Prospectus dated May 1, 2015. The purpose of the filing is to submit the 497(e) filing dated January 4, 2016 in XBRL for the Funds.

Please contact me at (617) 672-8509, or fax number (617) 672-1509, if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President